Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events:

Issuance of shares: On January 4, 2021 and April 2, 2021, following the second amendment to the Amended & Restated Promissory Note dated May 14, 2019, the Company issued 64,446 and 47,827 of common shares, respectively, at the volume weighted average closing share price for the 10-day period immediately prior to the quarter end, as discussed in Note 3.

Pyxis Regains Compliance with NASDAQ’s Minimum Closing Bid Price Rule: On July 2, 2020, NASDAQ had notified the Company of its noncompliance with the minimum bid price of $1.00 over the previous 30 consecutive business days as required by the Listing Rules of the NASDAQ Stock Market. On December 29, 2020, the Company received written notification granting the Company a 180-day extension, or until June 28, 2021, to regain compliance with the minimum bid price requirement. Subsequently, from January 28, 2021 to February 16, 2021, the Company’s closing bid price for its common shares was $1.00 per share or greater and, on February 17, 2021, NASDAQ informed the Company that it had regained compliance with the exchange’s minimum closing bid price rule (NASDAQ Listing Rule 5550(a)(2)).

Closing of $25.0 Million Private Placement of Common Stock: On February 24, 2021 the Company announced that it had closed its definitive securities purchase agreements with a group of investors, which resulted in gross proceeds to Pyxis Tankers of $25.0 million, before deducting placement offering expenses. Pyxis Tankers issued 14,285,715 shares of common stock at a price of $1.75 per share. The Company will use the net proceeds from the offering for general corporate purposes, which may include the repayment of outstanding indebtedness and potential vessel acquisitions. The securities offered and sold by Pyxis Tankers in the private placement were subsequently registered under the Securities Act of 1933, as amended (the “Securities Act”), under a resale registration statement filed with the Securities and Exchange Commission (the “SEC”) and became effective on March 11, 2021. Any resale of Pyxis Tankers’ shares under such resale registration statement will be made only by means of a prospectus.

Series A Convertible Preferred Shares Conversions & Warrant Exercises: During the period through April 6, 2021, 58,814 of Series A Convertible Preferred Shares were converted into 1,052,529 registered common shares of the Company and 144,500 Warrants were exercised for 144,500 registered common shares. The Company received $0.2 million on Warrant exercise.

As of April 6, 2021, we had a total of 37,225,792 common shares issued and outstanding of which Mr. Valentis beneficially owned 47.3%.

Series A Convertible Preferred Shares Dividend Payments: On January 20, 2021, February 22, 2021 and March 22, 2021, the Company paid cash dividends of $0.1615 per Series A Convertible Preferred Share for each month which aggregated to $83.

Amendment to Eighthone Loan: On March 4, 2021, Eighthone Corp., the owner of the Pyxis Epsilon, entered into a Third Amendment with Wilmington Trust, as Agent, to modify two loan covenants. The Minimum Liquidity amount shall remain at $0.5 million through 2021 and increase to $0.75 million thereafter until maturity. The Minimum Security Cover shall remain at 115% of the outstanding loan (currently $24 million) through 2021 and increase to 125% thereafter. All other terms and conditions shall remain in full force and effect.

Refinancing of Eighthone Loan: On March 29, 2021, the Company entered into a new secured loan agreement for the refinancing of the existing Eighthone loan. The $17 million provided by the new secured loan combined with $7.3 million of available cash were used to prepay the outstanding indebtedness of the previous loan in full and fund closing fees and expenses. The new five year loan has quarterly amortization of $0.3 million with $11 million due at maturity. The loan is priced at Libor plus 3.35%. All other terms and conditions were standard for a bank loan of this type.